Supplemental Natural Gas Disclosures - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Well Location $ / Mcf MMcf
Costs Incurred Oil And Gas Property Acquisition Exploration And Development Activities [Line Items]
Exploratory wells or related costs		$ 0
Revisions of previous estimates for proved undeveloped reserves | MMcf		25,812
Transfer of proved undeveloped reserves to proved developed | MMcf		0
Proved undeveloped reserves development period		5 years
Number of locations remain in PUD category | Location		4
Average sales price of gas produced | $ / Mcf		1.01
Average production costs | $ / Mcf		0.23
Productive gas wells, Gross | Well		34
Productive gas wells, Net | Well		4.08
Wells in process of drilling | Well		0
Chemical [Member]
Costs Incurred Oil And Gas Property Acquisition Exploration And Development Activities [Line Items]
Impairment charge		$ 43,200,000
Chemical [Member] | Marcellus Shale Region [Member]
Costs Incurred Oil And Gas Property Acquisition Exploration And Development Activities [Line Items]
Impairment charge	$ 39,700,000	39,700,000
Fair value of natural gas properties	$ 22,500,000	$ 22,500,000